Foreclosed Assets	12 Months Ended
Dec. 31, 2016
Foreclosed Assets [Abstract]
Foreclosed Assets

NOTE 5 – FORECLOSED ASSETS

Foreclosed assets at year-end were as follows:

	2016	2015
Commercial real estate	$-	$1,636
Single-family residential	204	-
Subtotal	204	1,636
Valuation Allowance	-	-
Total	$204	$1,636

There was no activity in the valuation allowance account or any write-downs during the years ended December 31, 2016 and 2015.

Expenses related to foreclosed assets include:

	2016	2015
Net loss (gain) on sales	$(4)	$-
Operating expenses, net of rental income	69	137
	$65	$137

Foreclosed assets at December 31, 2016 consisted of one single-family residential property that was transferred into REO at fair value in December 2016.  Foreclosed assets at December 31, 2015 consisted of one multi-family property that was transferred into REO at fair value at the time of transfer in 2013.    Foreclosed asset expenses incurred during 2016 and 2015 related to light rehabilitation and maintenance expense incurred to ready the property to sell, increase occupancy levels, and certain other operating costs.